Cover	12 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	Add Inline XBRL tagging to pay vs performance section
Entity Information [Line Items]
Entity Registrant Name	ResMed Inc.
Entity Central Index Key	0000943819